Investments In Affiliated Companies, Partnerships And Other Companies (Investments In Affiliated Companies) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Investment in Company accounted for under the equity method	$ 105,135	$ 121,309
Investment Owned, at Fair Value	54,469	61,244
Investments in affiliated companies	$ 159,604	$ 182,553